UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

September 30, 2004

December 3, 2004

Dear Fellow Shareholders:

In 2004 the market was in a cyclical trading range.  In such a market, active investment management becomes increasingly important.  JVF’s NAV as of 11/30/04 was $9.01 for a year-to-date return of 3.92%*.  With the recent market rise, we feel the market is overbought in the near term and subsequently we have accumulated a sizeable cash position.  The long term prospects for the market continue to be positive and we believe this cash position will allow us to take advantage of the strong sectors for the coming year.

Market Outlook

The seemingly endless presidential campaign and the uncertainty of the election outcome is finally over.  With the prospects for solid post-election gains, the money poured in and the market made a strong advance.  With a Republican majority in both houses, investors are optimistic about a pro-growth environment.  The privatization of social security, tort reform, and reduction in the deficit are all on the agenda.  Under this favorable economic and political climate, the prospect for a market advance has significantly improved.  Here are some highlights:

-

Oil made a new high of $55 in November.  However, with supply increasing moderately, demand leveling off, and prospects for less frequent supply interruptions, oil declined below $45 and the trend appears to be downward.

-

The US dollar is at a multi-year low against the Canadian dollar, Euro, Pound, and the major Asian currencies.  If the US dollar is at a trend reversal point, this should have a favorable impact on trade and current account deficits.

-

The trend for interest rates is up and the yield curve is expected to be less steep.  However, the Federal Reserve intimates that a rise in interest rates will be at a measured pace to accommodate economic growth and price stability.

-

Inflation should remain moderate with US productivity still improving.

-

Institutional investors are increasing asset allocation to equities, and individual investors are continuing to pour money into Mutual Funds.

All these factors point to a long term uptrend; however, insurgencies in Iraq and the Middle East, and other global terrorist threats may moderate the market advance and increase market volatility.  We continue to be on guard for these geopolitical events and manage investments in the direction of short, medium, and long term trends.  The Jhaveri Value Fund is a diversified portfolio invested in primarily high quality, large capitalization stocks.  We diligently take profit in fully priced or extended stocks and look for bargains in good quality undervalued securities.  We believe our combination of short and long cycle investment strategies will continue to perform well through the upcoming market conditions.  We thank you for your continued support.

Sincerely,

Ramesh C. Jhaveri - CEO

Saumil R. Jhaveri – President

*JVF Performance – 9/30/04

1-year  =  9.08%

5-year  = - 2.49%

Since Inception  =  2.32%

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Jhaveri Value Fund

				Schedule of Investments
				September 30, 2004 (Unaudited)
Shares/Principal Amt- % of Assets					Market Value

COMMON STOCKS

Beverages - 1.88%			Radio Broadcasting Stations - 0.68%
1,500	Diageo PLC	75,645	2,000	Clear Channel Communications	62,340
2,000	Pepsico, Inc.	97,300
		172,945	Retail-Auto Dealers & Gasoline Satations - 0.35%
Bottled & Canned Soft Drinks - 1.52%			1,500	Carmax, Inc. *	32,325
3,500	Coca Cola Co.	140,175
			Retail-Drug Stores and Proprietary Stores - 0.71%
Cable & Other Pay Television Services - 0.97%			1,000	Express Scripts, Inc. *	65,340
2,000	Comcast Corp. *	55,840
1,000	Viacom Inc., CL B	33,560	Retail-Eating Places - 0.67%
		89,400	1,000	Mcdonalds Corp.	28,030
			1,000	Wendy's International, Inc.	33,600
Communications Equipment - 1.31%					61,630
7,500	UT Starcom, Inc. *	120,825	Retail-Family Clothing Stores - 0.41%
			2,000	Gap, Inc.	37,400
Computer & Office Equipment - 4.72%
1,000	Hitachi Ltd.	60,350	Retail-Grocery Stores - 0.21%
8,500	Hewlett-Packard Co.	159,375	1,000	Safeway, Inc. *	19,310
2,500	Intl Business Machines, Inc.	214,350
		434,075	Retail-Jewelry Stores - 0.17%
Computer Communications Equipment - 1.77%			500	Tiffany & Co.	15,370
9,000	Cisco Systems, Inc. *	162,900
			Retail-Variety Stores - 0.87%
Computer Storage Devices - 0.13%			1,500	Wal-Mart Stores, Inc.	79,800
1,000	EMC Corp. *	11,540
			Security & Commodity Brokers - 0.19%
Dolls & Stuffed Toys - 1.08%			500	Edwards, A.G., Inc.	17,310
5,500	Mattel, Inc.	99,715
			Security Brokers, Dealers & Flotation Companies - 2.49%
Electric & Other Services Combined - 0.69%			6,000	Schwab (Charles) Corp.	55,140
1,500	Public Services Enterprises	63,900	3,500	Merrill Lynch & Co., Inc.	174,020
					229,160
Electric Services - 0.33%			Semiconductors & Related Devices - 9.62%
1,000	Southern Co.	29,980	8,000	Applied Materials, Inc. *	131,920
			21,200	Intel Corp.	425,272
Electrical Industrial Apparatus - 0.09%			1,000	National Semiconductor Corp.	15,490
500	American Power Conversion Corp.	8,695	1,000	Nvidia Corp. *	14,520
			6,000	STMicroelectronics	103,680
Electronic & Other Electrical - 0.55%			2,000	Taiwan Semiconductor	14,283
1,500	General Electric Co.	50,370	8,500	Texas Instruments, Inc.	180,880
					886,045
Electronic Computers - 0.77%			Services-Computer Integrated Systems Design - 0.15%
2,000	Dell Computer Corp. *	71,200	1,000	Titan Corp. *	13,970

Finance Services - 0.15%			Services-Educational Services - 0.93%
1,000	Janus Capital Group	13,610	3,000	Career Education Corp. *	85,290

Federal & Federally-Sponsored Credit Agencies - 0.69%			Services-Engineering, Accounting, Research, Management - 0.49%
1,000	Federal National Mortgage Assoc.	63,400	1,500	Paychex, Inc.	45,225

Food And Kindred Products - 0.31%			Services-General Medical & Surgical Hospitals - 1.02%
500	Unilever NV	28,900	3,000	Health Management Assoc, Inc. CL A	61,290
			3,000	Tenet Healthcare *	32,370
Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.10%					93,660
5,000	Leapfrog Enterprises, Inc. *	101,250	Services-Health Services - 0.34%
			500	Henry Schein, Inc. *	31,155
Heavy Construction Other Than Building Construction - 0.21%
500	Jacobs Engineering Group, Inc. *	19,145	Services-Miscellaneous Health & Allied - 0.34%
			1,000	Davita, Inc. *	31,150
Household Appliances - 0.80%
4,000	Maytag Corp.	73,480	Services-Miscellaneous Amusement & Recreation - 0.98%
			4,000	The Walt Disney Co.	90,200
Household Audio & Video Equipment - 1.12%
3,000	Sony Corp.	103,170	Services-Prepackaged Software - 6.20%
			4,000	Sybase, Inc. *	55,160
Ice Cream & Frozen Desserts - 0.49%			14,900	Microsoft Corp.	411,985
1,500	Dean Foods Co. *	45,030	6,000	Oracle Corp. *	67,680
			2,000	Veritas Software *	35,600
Investment Services - 0.25%					570,425
2,000	E Trade Financial Corp. *	22,840
			Services-Video Tape Rental - 0.25%
Industrial Inorganic Chemicals - 0.15%			3,000	Blockbuster, Inc.	22,770
500	Engelhard Corp.	14,175
			Special Industry Machinery - 0.87%
Malt Beverages - 0.54%			3,000	Novellus Systems, Inc. *	79,920
1,000	Anheuser Busch Co., Inc.	49,950
			Sporting & Athletic Goods - 0.46%
Metalworking Machinery & Equipment - 0.96%			4,000	Callaway Golf	42,280
2,500	SPX Corporation	88,500
			State Commercial Banks - 0.46%
Miscellaneous Manufacturing Industries - 0.39%			1,000	State Street	42,710
1,000	International Game Technology	35,950
			Surgical & Medical Instruments - 0.87%
Motor Vehicle Parts & Accessories - 0.32%			2,500	Baxter Labs	80,400
1,000	American Axle and Manufacturing	29,260
			Telephone Communications - 0.47%
Motor Vehicles & Passenger Car - 0.41%			3,000	American Telephone & Telegraph	42,960
500	Toyota Motor Corp.	38,190
			Transportation Services - 1.08%
National Commercial Banks - 1.44%			4,500	Interactive Corp. *	99,090
3,000	Citigroup	132,360
			Wholesale-Drugs, Proprietaries - 1.19%
Newspapers: Publishing or Publishing & Printing - 0.89%			2,500	Cardinal Health, Inc.	109,425
2,000	Tribune Co.	82,300
			Wholesale-Groceries & Related - 0.33%
Paper Mills - 0.44%			1,000	Sysco Corp.	29,920
1,000	International Paper	40,410

Perfumes, Cosmetics & Other Toilet Preparations - 2.45%			Total for Common Stock - 82.76%		7,618,680
5,000	Colgate-Palmolive Co.	225,900
			Cash - Equivalents - 17.42%
Petroleum Refining - 0.24%			1,603,725	First American Treasury Obligation FD CL S .93% **	1,603,725
500	Shell Transport & Trading Co.	22,255

Pharmaceutical Preparations - 17.61%				Total Investments 100.18%	9,222,405
3,000	Bristol Myers Squibb Co.	71,010		(Cost $10,130,539)
11,500	Pfizer, Inc.	351,900
4,000	Schering-Plough Corp.	76,240		Liabilities In Excess of Other Assets -0.18%	(16,434)
6,500	Forest Laboratories, Inc. CL. A *	292,370
1,500	Lilly, Eli & Co.	90,075		Net Assets 100.00%	9,205,971
1,000	Barr Labs *	41,430
2,000	Merck & Co., Inc.	66,000
3,500	Glaxosmithkline	218,650
7,000	Mylan Laboratories, Inc.	126,000
1,500	Astrazeneca PLC	41,130
2,000	Watson Pharamaceuticals *	58,920
5,000	Wyeth	187,000
		1,620,725
Photographic Equipment & Supplies - 0.52%
1,500	Eastman Kodak Co.	48,330

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 0.70%
1,500	Dupont E.I. Denemours & Co.	64,200

Plastics Products - 0.54%
2,500	Newell Rubbermaid, Inc.	50,100

Poultry Slaughtering and Processing - 0.35%
2,000	Tyson Foods, Inc.	32,040

Printed Circuit Boards - 0.14%
1,000	Flextronics *	13,250

Radio & TV Broadcasting & Communications Equipment - 0.95%
4,500	Nokia Corp.	61,740
1,000	Scientific-Atlanta, Inc.	25,920
		87,660

Jhaveri Value Fund

Statement of Assets and Liabilities
September 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 9,222,405
( Cost $10,130,539)
Cash	1,827
Receivables:
Dividends and Interest	9,484
Receivable for securities sold	74,268
Total Assets	9,307,984
Liabilities:
Accrued Management Fees	18,783
Payable for securities purchased	83,230
Total Liabilities	102,013
Net Assets	$ 9,205,971
Net Assets Consist of:
Paid-In Capital	12,624,824
Accumulated Undistributed Net Investment Loss	(43,295)
Accumulated Realized Loss on Investments - Net	(2,467,424)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(908,134)
Net Assets, for 1,066,692 Shares Outstanding	$ 9,205,971
Net Asset Value and Redemption Price
Per Share ($9,205,971/1,066,692 shares)	$ 8.63

Jhaveri Value Fund

Statement of Operations
September 30, 2004 (Unaudited)
Investment Income:
Dividends	$ 66,087
Interest	2,162
Total Investment Income	68,249
Expenses
Management Fees (Note 3)	111,544
Total Expenses	111,544

Net Investment Loss	(43,295)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	181,643
Unrealized Depreciation on Investments	(187,515)
Net Realized and Unrealized Loss on Investments	(5,872)

Net Decrease in Net Assets from Operations	(49,167)

Jhaveri Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2004	4/1/2003
	to	to
	9/30/2004	3/31/2004
From Operations:
Net Investment Loss	$ (43,295)	$ (84,107)
Net Realized Gain on Investments	181,643	831,485
Net Realized Gain on Securities Sold Short	0	393,379
Net Unrealized Appreciation (Depreciation)	(187,515)	988,716
Increase (Decrease) in Net Assets from Operations	(49,167)	2,129,473
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	528,672	903,472
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(82,025)	(135,565)
Net Increase from Shareholder Activity	446,647	767,907

Net Increase in Net Assets	397,480	2,897,380

Net Assets at Beginning of Period	8,808,491	5,911,111

Net Assets at End of Period	$9,205,971	$8,808,491

Share Transactions:
Issued	61,362	109,818
Reinvested	0	0
Redeemed	(9,463)	(16,361)
Net increase in shares	51,900	93,457
Shares outstanding beginning of period	1,014,792	921,335
Shares outstanding end of period	1,066,692	1,014,792

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	4/1/2004	4/1/2003	4/1/2002	4/1/2001	4/1/2000	4/1/1999
	to	to	to	to	to	to
	9/30/2004	3/31/2004	3/31/2003	3/31/2002	3/31/2001	3/31/2000
Net Asset Value -
Beginning of Period	$ 8.68	$ 6.42	$ 8.31	$ 10.02	$ 12.52	$ 11.36
Net Investment Loss	(0.04)	(0.09)	(0.07)	(0.14)	(0.07)	(0.13)
Net Gains or Losses on Securities
(realized and unrealized)	(0.01)	2.35	(1.82)	(0.97)	(1.34)	2.25
Total from Investment Operations	(0.05)	2.26	(1.89)	(1.11)	(1.41)	2.12

Dividends (from net investment income)	0.00	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	(0.60)	(1.09)	(0.96)
Total Distributions	0.00	0.00	0.00	(0.60)	(1.09)	(0.96)
Net Asset Value -
End of Period	$ 8.63	$ 8.68	$ 6.42	$ 8.31	$ 10.02	$ 12.52
Total Return	(0.58)%	35.20%	(22.74)%	(11.43)%	(11.88)%	19.08%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,206	8,808	5,911	8,330	11,633	13,231

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	2.50%	2.55%	2.51%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets Before Reimbursement	(0.97)%	(1.10)%	(1.11)%	(1.52)%	(0.79)%	(1.03)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Reimbursement	(0.97)%	(1.10)%	(1.06)%	(1.51)%	(0.79)%	(1.03)%
Portfolio Turnover Rate	323.06%	367.21%	283.93%	80.17%	126.66%	130.85%

* Annualized

JHAVERI VALUE FUND

 ADDITIONAL DISCLOSURE

SEPTEMBER 30, 2004 (UNAUDITED)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) by calling the Fund at 1-877-59-FUNDS or visiting our website at  www.mutualss.com and on the SEC’s website at www.sec.gov.

JHAVERI VALUE FUND

SEPTEMBER 30, 2004 (UNAUDITED)

Expense Example

As a shareholder of the Jhaveri Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 through September 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Jhaveri Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2004	September 30, 2004	April 1,2004 to September 30,2004

Actual	$1,000.00	$994.24	$12.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.53	$12.61

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2004 (UNAUDITED)

Note 1. Organization

The Jhaveri Trust  (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards as of March 31, 2004 total $2,570,228 of which $1,103,074 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.  Distributions to shareholders are recorded on the ex-dividend date.

Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Short Sales-The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Other-The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the six months ended September 30, 2004, the Adviser earned a fee of $111,544 from the Fund.

Note 4. Investments

For the six months ended September 30, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $13,036,334 and $13,813,295, respectively.  The gross unrealized appreciation for all securities totaled $79,379 and the gross unrealized depreciation for all securities totaled $987,513, or a net unrealized depreciation for federal income tax purposes of $908,134. The aggregate cost of securities for federal income tax purposes at September 30, 2004 was $10,130,539.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2004, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri collectively owned over 47% of the Fund.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

18820 High Parkway

Cleveland, OH 44116

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH  45202-4089

Independent Auditors

Cohen McCurdy Ltd.

27955 Clemens Rd

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.  The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 25, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable..

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 10, 2004

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date December 10, 2004

* Print the name and title of each signing officer under his or her signature.